UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hermes Fund Manager (North America) LP
Address: 75 Park Plaza, 2nd Floor
         Boston, MA  02116

13F File Number:  028-13889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ann Freeman
Title:     Chief Compliance Officer
Phone:     617-892-8991

Signature, Place, and Date of Signing:

 /s/  Ann Freeman     Boston, MA     November 10, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:    $293,101 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LTD                        SHS              H0023R105    10532   180800 SH       SOLE                   180800        0        0
AIR PRODS & CHEMS INC          COM              009158106    12705   153400 SH       SOLE                   153400        0        0
ALLERGAN INC                   COM              018490102     8666   130260 SH       SOLE                   130260        0        0
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    11936   223810 SH       SOLE                   223810        0        0
AMPHENOL CORP NEW              CL A             032095101    11800   240920 SH       SOLE                   240920        0        0
APACHE CORP                    COM              037411105     8139    83250 SH       SOLE                    83250        0        0
CME GROUP INC                  COM              12572Q105     9897    38000 SH       SOLE                    38000        0        0
CROWN CASTLE INTL CORP         COM              228227104    12009   272000 SH       SOLE                   272000        0        0
CROWN HOLDINGS INC             COM              228368106     7738   270000 SH       SOLE                   270000        0        0
DIGITAL RLTY TR INC            COM              253868103    13093   212200 SH       SOLE                   212200        0        0
DONALDSON INC                  COM              257651109    10124   214800 SH       SOLE                   214800        0        0
EXPRESS SCRIPTS INC            COM              302182100     9493   194920 SH       SOLE                   194920        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     9802   114790 SH       SOLE                   114790        0        0
HALLIBURTON CO                 COM              406216101    14002   423420 SH       SOLE                   423420        0        0
ITAU UNIBANCO HLDG SA          SPON ADR REP PFD 465562106     9634   398420 SH       SOLE                   398420        0        0
PEABODY ENERGY CORP            COM              704549104    11877   242330 SH       SOLE                   242330        0        0
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408    11820   325880 SH       SOLE                   325880        0        0
POSCO                          SPONSORED ADR    693483109     7191    63090 SH       SOLE                    63090        0        0
PRUDENTIAL FINL INC            COM              744320102    10984   202730 SH       SOLE                   202730        0        0
SANDISK CORP                   COM              80004C101     7612   207700 SH       SOLE                   207700        0        0
SCRIPPS NETWORKS INTERACT IN   CL A COM         811065101    12632   265500 SH       SOLE                   265500        0        0
SUCCESSFACTORS INC             COM              864596101     6077   242000 SH       SOLE                   242000        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209    12227   231800 SH       SOLE                   231800        0        0
UNION PAC CORP                 COM              907818108    12595   153970 SH       SOLE                   153970        0        0
UNITED TECHNOLOGIES CORP       COM              913017109    11880   166780 SH       SOLE                   166780        0        0
VERTEX PHARMACEUTICALS INC     COM              92532F100     7416   214510 SH       SOLE                   214510        0        0
VMWARE INC                     CL A COM         928563402     9454   111300 SH       SOLE                   111300        0        0
WELLS FARGO & CO NEW           COM              949746101    11766   468220 SH       SOLE                   468220        0        0